Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.7%
Austria - 3.6%
257,340	Erste Group Bank AG	9,384,340
84,801	Porr AG*	1,107,062
98,215	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,547,864
		13,039,266
Belgium - 3.5%
106,057	UCB S.A.	12,684,167
Czech Republic - 1.1%
106,269	Komercni banka, a.s.	4,114,079
France - 13.4%
87,850	Amundi S.A.	6,007,290
182,324	Bureau Veritas S.A.	5,198,246
4,024	Dassault Aviation S.A.	635,462
365,710	Elior Group S.A.*	1,225,967
564,080	Elis S.A.*	8,311,913
18,687	Legrand S.A.	1,776,704
7,033	Pernod Ricard S.A.	1,545,237
153,018	Publicis Groupe S.A.	9,287,272
82,484	Safran S.A.*	9,711,348
83,404	Technip Energies N.V.	1,017,049
34,313	Thales S.A.	4,297,233
		49,013,721
Germany - 13.1%
38,813	Beiersdorf AG	4,077,482
76,572	Brenntag SE	6,174,149
312,857	Fresenius SE & Co. KGaA	11,487,067
13,389	Hannover Rueck SE	2,274,513
208,926	Hensoldt AG	6,082,985
91,383	Jenoptik AG	2,749,442
5,320	Rheinmetall AG	1,124,487
30,569	Siemens Healthineers AG	1,894,395
305,611	United Internet AG	10,488,057
32,377	Washtec AG	1,712,376
		48,064,953
Italy - 0.1%
33,801	MARR SpA	558,456
Netherlands - 3.6%
25,959	Heineken NV	2,482,469
173,026	QIAGEN NV*	8,490,417
19,715	Wolters Kluwer NV	2,101,757
		13,074,643
Portugal - 1.5%
229,033	Jeronimo Martins SGPS S.A.	5,494,518
Spain - 2.2%
261,541	Almirall S.A.	3,323,322
24,887	Fluidra S.A.	720,096
227,619	Grifols S.A.	4,131,458
		8,174,876
Sweden - 9.4%
203,560	Alfa Laval AB	7,001,946
149,023	Assa Abloy AB	4,005,676
237,490	Hexpol AB	2,318,082
113,229	Sandvik AB	2,405,305
1,407,816	Swedish Match AB	10,586,825
344,147	Trelleborg AB	7,967,831
		34,285,665
Switzerland - 8.1%
46,710	Julius Baer Group, Ltd.	2,704,253
159,418	Novartis AG	13,995,554
673,455	UBS Group AG	13,160,192
		29,859,999
United Kingdom - 36.1%
1,202,068	BAE Systems PLC	11,289,136
1,148,571	Beazley PLC	6,315,377
341,934	British American Tobacco PLC	14,360,235
254,036	Bunzl PLC	9,851,767
367,319	Compass Group PLC	7,904,717
2,746,458	ConvaTec Group PLC	7,757,124
62,518	CRH PLC	2,493,554
381,290	Electrocomponents PLC	5,385,046
597,442	GlaxoSmithKline PLC	12,926,787
109,347	Hikma Pharmaceuticals PLC	2,949,954
183,893	IMI PLC	3,274,029
57,510	Next PLC	4,523,185
611,604	Prudential PLC	9,029,251
845,743	Rotork PLC	3,601,186
177,137	Savills PLC	2,575,803
527,159	Smith & Nephew PLC	8,384,374
443,780	Smiths Group PLC	8,407,816
29,372	Smurfit Kappa Group PLC	1,304,634
94,024	Spectris PLC	3,188,778
524,488	WPP PLC	6,864,529
		132,387,282
Total Common Stocks (Cost $298,383,818)		350,751,625

Preferred Stocks - 1.1%
Germany - 0.7%
74,191	Fuchs Petrolub SE	2,691,771
Spain - 0.4%
113,730	Grifols S.A.	1,344,971
Total Preferred Stocks (Cost $4,279,425)		4,036,742

Short-Term Investments - 1.6%
Money Market Funds - 1.6%
5,901,300	First American Government Obligations Fund - Class Z, 0.15%#	5,901,300
Total Short-Term Investments (Cost $5,901,300)		5,901,300
Total Investments - 98.4% (Cost $308,564,543)		360,689,667
Other Assets in Excess of Liabilities - 1.6%		5,819,925
NET ASSETS - 100.0%		$366,509,592

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$2,547,864	$348,203,761	$-
Preferred Stocks	-	4,036,742	-
Short-Term Investments	5,901,300	-	-
Total Investments	$8,449,164	$352,240,503	$-